ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Prospectus Summary) | ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
SUMMARY SECTION
Investment Objective
The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND INVESTOR
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than one year, if applicable)	2.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than one year, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND INVESTOR
Management fees		2.25%
Distribution and service (12b-1) fees		0.25%
Dividend expense on short sales	[1]	0.38%
Interest expense on borrowings		1.44%
Other operating expenses		0.23%
Total other expenses		2.05%
Total annual Fund operating expenses	[2]	4.54%
[1]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[2]	The Fund's investment adviser, Robeco Investment Management, Inc. ("Robeco"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Investor Class shares exceeds 2.75% of the average daily net assets attributable to the Fund's Investor Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.75%. This contractual limitation is in effect until December 31, 2013 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Robeco may not recoup any of its waived investment advisory fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND INVESTOR	455	1,372	2,298	4,648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2012, the portfolio turnover rate for the Fund was 71%.
Summary of Principal Investment Strategies
The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued.
The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United
States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

Under normal circumstances, Robeco expects that the Fund's long positions will not exceed approximately 125% of the Fund's net assets.

The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United
States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities
("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While Robeco intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100%
of its assets, as a temporary defensive measure, in cash and eligible U.S.
dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.
Summary of Principal Risks
• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.
Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.
The annual portfolio turnover rate for the Fund is not expected to exceed 400%;
however, it may be higher if Robeco believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to
IPOs.
Performance Information
The chart below illustrates the long-term performance of the Robeco Boston
Partners Long/Short Equity Fund's Investor Class. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at
www.robecoinvest.com or 1-888-261-4073.
Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:       38.45% (quarter ended June 30, 2009)
Worst Quarter:      (19.44)% (quarter ended December 31 2008)
Year-to-date total return for the nine months ended September 30, 2012: 8.64%
Average Annual Total Returns
The table below compares the average annual total returns for the Fund's
Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.
Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Label		1 Year	5 Years	10 Years
INVESTOR	Returns Before Taxes		5.63%	12.63%	9.95%
INVESTOR After Taxes on Distributions	Returns After Taxes on Distributions	[1]	2.50%	9.13%	7.58%
INVESTOR After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares		4.27%	8.78%	7.29%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.